UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands		9 Months Ended
		Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Cash flows from operating activities:
Net income		¥ 977,577	$ 139,302	¥ 1,477,117
Adjustments to reconcile net income to net cash
Depreciation of fixed assets		110,268	15,713	213,913
Amortization of intangible assets		66,788	9,517	85,051
Amortization of licensed copyrights		5,759,452	820,715	5,155,960
Amortization and impairment of produced content		4,790,771	682,679	5,302,167
Provision/(reversal) of credit losses		(9,882)	(1,408)	34,498
Unrealized foreign exchange loss/(gain)		(240,076)	(34,211)	43,876
Gain on disposal of fixed assets		(14,597)	(2,080)	(13,359)
(Gain)/loss on disposal of subsidiaries or business		22,265	3,173	(89,571)
Accretion on convertible senior notes and others		244,556	34,849	242,701
Barter transaction revenue		(898,941)	(128,098)	(358,227)
Share-based compensation		425,457	60,627	484,156
Share of losses/(gains) from equity method investments		(16,041)	(2,286)	49,965
Fair value change and impairment of long-term investments		166,082	23,666	278,134
Deferred income tax benefit		(790)	(113)	(784)
Other non-cash income		(47,160)	(6,720)	(230,529)
Changes in operating assets and liabilities
Accounts receivable		(31,850)	(4,539)	(105,562)
Amounts due from related parties		(60,839)	(8,669)	(183,034)
Licensed copyrights		(4,882,204)	(695,709)	(4,719,258)
Produced content		(5,731,013)	(816,663)	(4,921,055)
Prepayments and other assets		489,845	69,802	(147,797)
Accounts payable		769,067	109,591	(74,456)
Amounts due to related parties		327,905	46,726	123,489
Customer advances and deferred revenue		(52,342)	(7,459)	273,566
Accrued expenses and other liabilities		(88,798)	(12,654)	(73,650)
Other non-current liabilities		(484,458)	(69,035)	(129,297)
Net cash provided by operating activities		1,591,042	226,716	2,718,014
Cash flows from investing activities:
Acquisition of fixed assets		(58,428)	(8,326)	(17,740)
Acquisition of intangible assets		(69,059)	(9,841)	(47,958)
Purchase of long-term investments		(37,790)	(5,385)	(125,386)
Proceeds from disposal of long-term investments		21,130	3,011	89,576
Film investments made as passive investor		(8,000)	(1,140)	(17,600)
Proceeds from film investments as passive investor		10,716	1,527	7,539
Loans provided to related parties		(1,424,880)	(203,044)	(10,000)
Purchases of available-for-sale debt securities		(438,000)	(62,415)	(1,358,447)
Maturities of available-for-sale debt securities		443,000	63,127	1,154,892
Other investing activities		12,150	1,731	16,243
Net cash used for investing activities		(1,549,161)	(220,755)	(308,881)
Cash flows from financing activities:
Repayments of loans from related parties		0	0	(650,000)
Proceeds from short-term loans		4,026,345	573,750	3,642,179
Repayments of short-term loans		(3,244,902)	(462,395)	(3,629,249)
Proceeds from long-term loans		445,261	63,449	0
Repayments of long-term loans		(11,500)	(1,639)	0
Proceeds from issuance of convertible senior notes, net of issuance costs		0	0	4,415,401
Repayments or redemption of convertible senior notes		(2,914,233)	(415,275)	(11,434,497)
Acquisition of noncontrolling interests in subsidiaries		(26,819)	(3,822)	0
Proceeds from issuance of ordinary shares in the follow-on offering, net of issuance costs		0	0	3,391,277
Proceeds from exercise of share options		41,067	5,852	64,173
Finance lease payments		(14,406)	(2,053)	(17,347)
Dividends paid to noncontrolling interest shareholders		(22,503)	(3,207)	(44,525)
Proceeds from other financing activities		273,845	39,023	0
Repayment for other financing activities		(36,695)	(5,229)	0
Net cash used for financing activities		(1,484,540)	(211,546)	(4,262,588)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(46,089)	(6,560)	123,484
Net decrease in cash, cash equivalents and restricted cash		(1,488,748)	(212,145)	(1,729,971)
Cash, cash equivalents and restricted cash at the beginning of the period		5,280,608	752,481	7,861,556
Cash, cash equivalents and restricted cash at the end of the period		3,791,860	540,336	6,131,585
Supplemental disclosures of cash flow information:
Acquisition of fixed assets included in accounts payable		39,515	5,631	9,764
Reconciliation of cash and cash equivalents and restricted cash:
Cash and cash equivalents		3,241,336	$ 461,887	4,230,587
Restricted cash		0		6,120
Long-term restricted cash	[1]	550,524		1,894,878
Total cash and cash equivalents and restricted cash shown in the statements of cash flows		¥ 3,791,860		¥ 6,131,585

[1]	Long-term restricted cash included in “Prepayments and other assets” on the condensed consolidated balance sheets mainly represents collateral to repayments of PAG Notes (Note 8).